Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Asbtract]
Schedule of Subsidiary of the Company

As at June 30, 2025, subsidiary of the Company includes the following entity:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Springview (BVI) Ltd (Springview (BVI))	October 11, 2023	British Virgin Islands	100% owned by Springview (Cayman)	Investment holding
Springview Enterprises Pte. Ltd. (Springview (S))	June 3, 2002	Singapore	100% owned by Springview (BVI)	General contractors (Building construction including major upgrading works)